Restricted Net Assets (Details)	12 Months Ended
Mar. 31, 2025 CNY (¥)
Restricted net assets [Line Items]
Restriction amounted (in Yuan Renminbi)
Maximum percentage of restricted net assets of consolidated and unconsolidated subsidiaries	25.00%
Threshold maximum percentage of restricted net assets not met by the consolidated subsidiaries	25.00%
CHINA
Restricted net assets [Line Items]
Required minimum percentage of annual appropriations to general reserve fund or statutory surplus fund	10.00%
Statutory Surplus Reserve [Member] | CHINA | Domestic Enterprise [Member]
Restricted net assets [Line Items]
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%